Notes to the consolidated financial statements (Tables)	9 Months Ended
Sep. 30, 2021
Notes to the consolidated financial statements
Schedule of revenue from contract with customers recognized

	Nine months ended September 30,
	2020	2021
	EUR k	EUR k
Belgium
GSK	4,047	49,621
Germany
Boehringer Ingelheim	1,418	9,990
Netherlands
Genmab	1,893	1,323
Switzerland
CRISPR	618	831
United States
Eli Lilly	34,854	—
Total	42,830	61,765

Summary of upfront payments and related revenues recognized

				Revenue recognized from
		Upfront payments	Upfront payments	upfront payments in the
		included	included	nine months ended
	Upfront payments	in contract liabilities at	in contract liabilities at	September 30,	September 30,
		December 31, 2020	September 30, 2021	2020	2021

Customer		(EUR k)	(EUR k)	(EUR k)
Eli Lilly	USD 50,000k (EUR 42,200)*	—	—	34,854	—
CRISPR	USD 3,000k (EUR 2,524)*	1,549	1,317	232	232
Boehringer Ingelheim	EUR 30,000k	14,003	4,012	1,400	9,990
Genmab	USD 10,000k (EUR 8,937)*	7,150	5,809	1,341	1,341
GSK	EUR 120,000k	112,222	91,842	3,718	20,470
GSK 2nd Gen	EUR 75,000k	—	57,155	—	17,845
BMBF	EUR 124,502k	61,122	124,502	—	—
EU APA	EUR 450,000k	450,000	450,000	—	—
Total		646,046	734,637	41,545	49,878

* Translated at the currency exchange rate prevailing on the transaction date.

Schedule of contract balances

	December 31,	September 30,
	2020	2021
	EUR k	EUR k
Trade receivables	1,014	2,452
Contract assets	808	7,180
Contract liabilities**	658,046	746,548

Schedule of cost of sales, selling and distribution expenses, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	Nine months ended September 30,
	2020	2021
	EUR k	EUR k
Personnel	(2,171)	(14,897)
Materials	(1,380)	(13,945)
Third-party services	(2,432)	(130,795)
Maintenance and lease	(752)	(3,227)
Amortization and depreciation	(250)	(2,944)
Other	(64)	(2,369)
Total	(7,049)	(168,177)

Selling and distribution expenses consist of the following:

	Nine months ended September 30,
	2020	2021
	EUR k	EUR k
Personnel	(755)	(943)
Amortization and depreciation	(77)	(65)
Third-party services	—	(200)
Other	23	(24)
Total	(809)	(1,232)

R&D expenses consists of the following:

	Nine months ended September 30,
	2020	2021
	EUR k	EUR k
Personnel	(16,213)	(25,209)
Materials	(21,595)	(5,893)
Amortization and depreciation	(2,589)	(3,051)
Patents and fees to register a legal right	(3,525)	(10,209)
Third-party services	(27,973)	(238,348)
Maintenance and lease	(560)	(291)
Other	(3,882)	(1,727)
Total	(76,337)	(284,728)

General and administrative expenses consist of the following:

	Nine months ended September 30,
	2020	2021
	EUR k	EUR k
Personnel	(15,847)	(30,039)
Maintenance and lease	(1,571)	(2,106)
Third-party services	(5,097)	(28,699)
Legal and other professional services	(2,276)	(6,394)
Amortization and depreciation	(4,382)	(5,575)
Other	(3,974)	(7,974)
Total	(33,147)	(80,787)

Schedule of other operating income

	Nine months ended September 30,
	2020	2021
	EUR k	EUR k
Grants and other cost reimbursements from government agencies and similar bodies	11,313	64,307
Other	382	2,439
Total	11,695	66,746